Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs and max exposure to loss) (Detail) - FNMA, GNMA, FHLMC VIE - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 179,349	$ 187,655
Maximum exposure to loss	179,349	187,655
Servicing assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	158,562	163,224
Mortgage servicing rights
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	158,562	163,224
Other assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	20,787	24,431
Servicing advances
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 20,787	$ 24,431